CONTINGENCY	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
CONTINGENCY

nOTE 18: CONTINGENCY

During the year ended December 31, 2018, the Company charged an independent truck driver approximately $190,000 pursuant to its agreement with the driver, which entitled the Company to fees equal to $800 per day for the driver’s failure to return a trailer owned by the Company with the period prescribed by the agreement. The Company has not recognized this as income due to uncertainty of payment and will record as other income during the period in which amounts are collected.

nOTE 15: CONTINGENCY

During the year ended December 31, 2018, the Company charged an independent truck driver approximately $190,000 pursuant to its agreement with the driver, which entitled the Company to fees equal to $800 per day for the driver’s failure to return a trailer owned by the Company with the period prescribed by the agreement. The Company has not recognized this as income due to uncertainty of payment and will record as other income during the period in which amounts are collected.